Trade and other receivables (Details 1) - Third Parties [Member] - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Trade and other receivables	$ 6,541	$ 7,191
Expected credit losses	(1,848)	(1,780)
Current [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	4,462	5,265
Expected credit losses	(25)	(88)
Not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	42	66
Expected credit losses	(23)	(32)
Later than three months and not later than six months [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	44	46
Expected credit losses	(22)	(25)
Later than six months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	104	129
Expected credit losses	(98)	(106)
Later than one year [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	1,889	1,685
Expected credit losses	$ (1,680)	$ (1,529)